Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Fair Value Adjustments Recognized (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Fair Value Adjustments Recognized [Abstract]
Exact sciences warrants	5 years